Significant Accounting Policies (Earnings Per Share - Reconciliation of net income to net income available to common shareholders) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Earnings Available To Common Shareholders
Net Income	$ 3,289,000	$ 3,226,000	$ 2,164,000	$ 1,549,000	$ 2,028,000	$ 4,642,000	$ 2,924,000	$ 3,179,000	$ 10,228,000	$ 12,774,000
Income									$ 10,228,000	$ 12,774,000